Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Loss Per Share
Loss Per Share
Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Because we have reported a net loss for all periods presented, diluted net loss per share is the same as basic net loss per share for those periods as all potentially dilutive shares consisting of convertible preferred stock, convertible preferred stock warrants, convertible common stock warrants and common stock options were antidilutive in those periods.
The following potentially dilutive securities outstanding at the end of the periods presented have been excluded from the computations of diluted shares outstanding because such securities have an antidilutive impact due to losses reported:

	September 30,
	2018	2017
Convertible preferred stock outstanding	—	12,111,706
Convertible preferred stock warrants	—	65,434
Convertible common stock warrants	80,884	—
Common stock options outstanding	2,198,130	2,074,994
Total	2,279,014	14,252,134

12. Loss Per Share

Under the two- class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two- class method by using the weighted average number of shares of common stock outstanding plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the if- converted method when calculating diluted earnings per share in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two- class or if- converted) as its diluted net income per share during the period. Due to the existence of net losses for the years ended December 31, 2015, 2016, and 2017, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti- dilutive.

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted average shares outstanding because such securities have an antidilutive impact due to losses reported:

	Year ended December 31,
	2015	2016	2017
Convertible preferred stock outstanding	7,995,592	9,367,628	12,111,706
Convertible preferred stock warrants	367,598	394,587	423,784
Common stock options outstanding	1,541,163	1,497,511	2,071,616
	9,904,353	11,259,726	14,607,106